INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)		Jun. 30, 2019 USD ($)
Operating activities
Profit / (loss) before tax	$ 438		$ 865
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)	983		1,027
(Gain) / loss on disposal of non-current assets	12		14
(Gain) / loss on disposal of subsidiaries	0		(1)
Finance costs	391		421
Finance income	(15)		(28)
Other non-operating (gain) / loss	(101)		(14)
Net foreign exchange (gain) / loss	21		8
Changes in trade and other receivables and prepayments	(100)	[1]	(167)	[1]
Changes in inventories	45		(27)
Changes in trade and other payables	(58)	[1]	(12)	[1]
Changes in provisions, pensions and other	(14)		46
Interest paid	(337)		(358)
Interest received	15		32
Income tax paid	(175)		(241)
Net cash flows from operating activities	1,105		1,565
Investing activities
Purchase of property, plant and equipment and intangible assets	(893)		(825)
Receipts from / (payment on) deposits	(98)		(662)
Receipts from / (investment in) financial assets	(64)	[1]	(28)	[1]
Other proceeds from investing activities, net	7		24
Net cash flows from / (used in) investing activities	(1,048)		(1,491)
Financing activities
Proceeds from borrowings, net of fees paid	2,951	[2]	1,206	[2]
Repayments of debt	(2,733)	[1]	(1,427)	[1]
Acquisition of non-controlling interest	(1)		(5)
Dividends paid to owners of the parent	(259)		(295)
Dividends paid to non-controlling interests	(19)		(62)
Net cash flows from / (used in) financing activities	(61)		(583)
Net (decrease) / increase in cash and cash equivalents	(4)		(509)
Net foreign exchange difference	(37)		(8)
Cash and cash equivalents at beginning of period	1,204		1,791
Cash and cash equivalents at end of period, net of overdrafts	1,163	[3]	1,274	[3]
Fees paid for borrowings	15		$ 14
Overdrawn amount	$ 3

[1]	*** Certain comparative amounts have been reclassified to conform to the current period presentation
[2]	* Fees paid for borrowings were US$15 (2019: US$14).
[3]	** Overdrawn amount was US$3 (2019: US$57) *** Certain comparative amounts have been reclassified to conform to the current period presentation